Derivatives (Derivatives Outstanding) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Total mark to market derivatives	$ 17.4	$ 21.7
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Total mark to market derivatives	17.4
Liquids [Member] | Short Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Nonmonetary Notional Amount	(54,700,000)
Total mark to market derivatives	21.7
Liquids [Member] | Long Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Nonmonetary Notional Amount	(44,600,000)
Total mark to market derivatives	(4.1)
Gas [Member] | Short Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Nonmonetary Notional Amount	(600,000)
Total mark to market derivatives	0.1
Gas [Member] | Long Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Nonmonetary Notional Amount	(400,000)
Total mark to market derivatives	(0.3)
Crude and Condensate | Short Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Nonmonetary Notional Amount	0
Total mark to market derivatives	(0.1)
Crude and Condensate | Long Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Nonmonetary Notional Amount	0
Total mark to market derivatives	$ 0.1